UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [  ] a restatement
                                  [  ]  adds new holdings entries

Institutional Investment Manager Filing this report:

Name:        Greenhaven Associates, Inc.
             Three Manhattanville Road
             Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Chris A. Wachenheim
Title:       Executive Vice President
Phone:       914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY             April 9, 2010
------------------------            ------------             -------------
       [Signature]                  [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager: [If there are no entries in this list omit this section.]

Form 13F File Number                  Name

----------------------------          ------------------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                        13F Period Ending March 31, 2010

                  COL 1              COL 2        COL 3       COL4        COL 5              COL 6                    COL 7
                                    TITLE OF                  VALUE      PRINCIPAL                 SHARED
                                     CLASS        CUSIP      ($000)       AMOUNT        SOLE        OTHER        SOLE        NONE
3M Company (MMM)                     COMMON     88579Y101    273,750     3,275,695     621,150    2,654,545     621,150   2,654,545
Agilent  Technologies, Inc. (A)      COMMON     00846U101    178,109     5,179,080     947,500    4,231,580     947,500   4,231,580
Air Products & Chemicals (APD)       COMMON     009158106    178,533     2,414,246     338,100    2,076,146     338,100   2,076,146
Baker Hughes Inc. (BHI)              COMMON     057224107    125,741     2,684,476     227,000    2,457,476     227,000   2,457,476
Becton Dickinson & Co (BDX)          COMMON     075887109    139,481     1,771,638     324,000    1,447,638     324,000   1,447,638
Devon Energy Corp (DVN)              COMMON     25179M103    257,177     3,991,570     822,500    3,169,070     822,500   3,169,070
Emerson Electric Company (EMR)       COMMON     291011104     68,744     1,365,600                1,365,600               1,365,600
EQT Corporation (EQT)                COMMON     26884L109    107,476     2,621,367     540,000    2,081,367     540,000   2,081,367
FedEx Corp (FDX)                     COMMON     31428X106    295,821     3,167,250     633,600    2,533,650     633,600   2,533,650
Hartford Financial (HIG)             COMMON     416515104     17,043       599,670     151,250      448,420     151,250     448,420
Norfolk Southern Corp (NSC)          COMMON     655844108     29,599       529,600      10,500      519,100      10,500     519,100
Pall Corp (PLL)                      COMMON     696429307    126,820     3,132,131     769,168    2,362,963     769,168   2,362,963
Perkinelmer, Inc. (PKI)              COMMON     714046109     39,516     1,653,400                1,653,400               1,653,400
Plains All Amer Pipeline LP (PAA)    COMMON     726503105      3,414        60,000       5,000       55,000       5,000      55,000
Praxair Inc. (PX)                    COMMON     74005P104     30,644       369,200                  369,200                 369,200
RHJ International (RHJIF)            COMMON     749561205     14,182     1,632,025   1,198,900      433,125   1,198,900     433,125
Rockwell Collins, Inc. (COL)         COMMON     774341101     86,588     1,383,413     168,000    1,215,413     168,000   1,215,413
Spirit Aerosystems (SPR)             COMMON     848574109     12,602       539,000                  539,000                 539,000
Thermo Fisher Scientific (TMO)       COMMON     883556102    101,031     1,964,060     165,000    1,799,060     165,000   1,799,060
Union Pacific Corp (UNP)             COMMON     907818108    220,083     3,002,499     455,400    2,547,099     455,400   2,547,099
Williams Companies (WMB)             COMMON     969457100    189,531     8,204,825   1,100,000    7,104,825   1,100,000   7,104,825
Xerox Corp (XRX)                     COMMON     984121103     55,640     5,706,661     167,500    5,539,161     167,500   5,539,161
                                                           2,551,526